Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Foreign exchange risk management (Details) - Dec. 31, 2019 - IFRS Subordinated Debt [Member]
€ in Millions, £ in Millions
	EUR (€)	GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 1,469	£ 1,250
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		£ 1,250